UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
Retail Class | CAMLX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$109	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1008 bps and 1039 bps, with returns of 33.69% and 33.39% for the Institutional Class and Retail Share Classes respectively, vs. 43.77% for the Index. US equities have led global markets higher, buoyed by the winds of investor optimism and the solid foundation of our economic landscape. Our great nation’s economy continues to demonstrate the resilience of its labor markets, while the fires of inflation begin to cool. Security selection within the Consumer Staples, Health Care, and Consumer Discretionary sectors benefited performance during the period. The primary detractors to performance were security selection within Information Technology and Financials, and asset allocation in Health Care.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/18/2017)
Retail Class (without sales charge)	33.39	15.24	15.20
S&P 500 TR	38.02	15.27	14.20
Russell 1000 Growth Total Return	43.77	19.00	17.89
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress Large Cap Growth Fund	PAGE 1	TSR-AR-742935216

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$545,079,453
Number of Holdings	43
Net Advisory Fee	$2,555,747
Portfolio Turnover	19%
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	5.3%
Costco Wholesale Corp.	4.3%
Visa, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
Eli Lilly & Co.	3.7%
The Home Depot, Inc.	3.3%
Intuit, Inc.	3.0%

Industry	(% of Net Assets)
Software	17.5%
Semiconductors & Semiconductor Equipment	8.9%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Specialty Retail	6.8%
Pharmaceuticals	5.5%
Broadline Retail	5.3%
Health Care Equipment & Supplies	4.3%
Consumer Staples Distribution & Retail	4.3%
Cash & Other	33.2%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-AR-742935216

Congress Large Cap Growth Fund
Institutional Class | CMLIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1008 bps and 1039 bps, with returns of 33.69% and 33.39% for the Institutional Class and Retail Share Classes respectively, vs. 43.77% for the Index. US equities have led global markets higher, buoyed by the winds of investor optimism and the solid foundation of our economic landscape. Our great nation’s economy continues to demonstrate the resilience of its labor markets, while the fires of inflation begin to cool. Security selection within the Consumer Staples, Health Care, and Consumer Discretionary sectors benefited performance during the period. The primary detractors to performance were security selection within Information Technology and Financials, and asset allocation in Health Care.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	33.69	15.53	14.14
S&P 500 TR	38.02	15.27	13.00
Russell 1000 Growth Total Return	43.77	19.00	16.18
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress Large Cap Growth Fund	PAGE 1	TSR-AR-74316J789

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$545,079,453
Number of Holdings	43
Net Advisory Fee	$2,555,747
Portfolio Turnover	19%
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	5.3%
Costco Wholesale Corp.	4.3%
Visa, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
Eli Lilly & Co.	3.7%
The Home Depot, Inc.	3.3%
Intuit, Inc.	3.0%

Industry	(% of Net Assets)
Software	17.5%
Semiconductors & Semiconductor Equipment	8.9%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Specialty Retail	6.8%
Pharmaceuticals	5.5%
Broadline Retail	5.3%
Health Care Equipment & Supplies	4.3%
Consumer Staples Distribution & Retail	4.3%
Cash & Other	33.2%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-AR-74316J789

Congress Mid Cap Growth Fund
Retail Class | CMIDX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$117	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1611 bps and 1647 bps, with returns of 22.56% and 22.20% for the Institutional and Retail Share Classes respectively, compared with 38.67% for the Index. In addition to the AI phenomenon, positive market sentiment has been driven by the expectation of continued expansion, a rebound in corporate earnings, and Federal Reserve interest rate cuts. For now, the market seems mostly unconcerned about the economy, the wars in Ukraine and the Middle East, or the domestic political climate. The US economy’s underpinnings remain constructive, fortified by continued strength in the labor market, a healthy consumer, and strong corporate balance sheets.
The primary detractors for the Fund during the year were stock selection within the Information Technology, Consumer Discretionary, and Energy sectors. The primary contributors during the year were stock selection within the Consumer Staples, Health Care, and Industrials sectors.
Relative performance was hindered by a factor headwind of lower quality stocks outperforming high quality stocks, as observed in Return on Equity, and nonearners performing better than those with earnings. Also, relative performance was hurt by the Fund’s lower average market capitalization relative to the Index, as the largest companies drove returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	22.20	9.81	10.00
S&P 500 TR	38.02	15.27	13.00
Russell Midcap Growth Total Return	38.67	11.46	11.19
Congress Mid Cap Growth Fund	PAGE 1	TSR-AR-74316J466

Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,238,146,163
Number of Holdings	40
Net Advisory Fee	$7,720,990
Portfolio Turnover	49%
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Casey’s General Stores, Inc.	3.5%
Booz Allen Hamilton Holding Corp.	3.4%
Brown & Brown, Inc.	3.3%
Penumbra, Inc.	3.1%
Curtiss-Wright Corp.	3.1%
Raymond James Financial, Inc.	3.0%
EMCOR Group, Inc.	3.0%
ResMed, Inc.	2.8%
Saia, Inc.	2.8%
US Foods Holding Corp.	2.7%

Industry	(% of Net Assets)
Software	12.2%
Health Care Equipment & Supplies	10.9%
Capital Markets	8.1%
Consumer Staples Distribution & Retail	6.2%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.8%
Specialty Retail	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Professional Services	3.5%
Cash & Other	40.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-AR-74316J466

Congress Mid Cap Growth Fund
Institutional Class | IMIDX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1611 bps and 1647 bps, with returns of 22.56% and 22.20% for the Institutional and Retail Share Classes respectively, compared with 38.67% for the Index. In addition to the AI phenomenon, positive market sentiment has been driven by the expectation of continued expansion, a rebound in corporate earnings, and Federal Reserve interest rate cuts. For now, the market seems mostly unconcerned about the economy, the wars in Ukraine and the Middle East, or the domestic political climate. The US economy’s underpinnings remain constructive, fortified by continued strength in the labor market, a healthy consumer, and strong corporate balance sheets.
The primary detractors for the Fund during the year were stock selection within the Information Technology, Consumer Discretionary, and Energy sectors. The primary contributors during the year were stock selection within the Consumer Staples, Health Care, and Industrials sectors.
Relative performance was hindered by a factor headwind of lower quality stocks outperforming high quality stocks, as observed in Return on Equity, and nonearners performing better than those with earnings. Also, relative performance was hurt by the Fund’s lower average market capitalization relative to the Index, as the largest companies drove returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.56	10.10	10.28
S&P 500 TR	38.02	15.27	13.00
Russell Midcap Growth Total Return	38.67	11.46	11.19
Congress Mid Cap Growth Fund	PAGE 1	TSR-AR-74316J458

Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,238,146,163
Number of Holdings	40
Net Advisory Fee	$7,720,990
Portfolio Turnover	49%
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Casey’s General Stores, Inc.	3.5%
Booz Allen Hamilton Holding Corp.	3.4%
Brown & Brown, Inc.	3.3%
Penumbra, Inc.	3.1%
Curtiss-Wright Corp.	3.1%
Raymond James Financial, Inc.	3.0%
EMCOR Group, Inc.	3.0%
ResMed, Inc.	2.8%
Saia, Inc.	2.8%
US Foods Holding Corp.	2.7%

Industry	(% of Net Assets)
Software	12.2%
Health Care Equipment & Supplies	10.9%
Capital Markets	8.1%
Consumer Staples Distribution & Retail	6.2%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.8%
Specialty Retail	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Professional Services	3.5%
Cash & Other	40.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-AR-74316J458

Congress Small Cap Growth Fund
Retail Class | CSMVX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$145	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 406 bps and 438 bps, with returns of 32.43% and 32.11% for the Institutional and Retail Share classes respectively, compared with 36.49% for the Index. U.S. small cap equities gained supported by a stronger than expected economic backdrop, the Federal Reserve’s change in posture towards cutting interest rates, and enthusiasm for the growth impulse from Artificial Intelligence. The primary relative detractor for the Fund during the year was stock selection within the Information Technology sector, where the Fund did not own the largest Index constituent Super Micro Computer which gained 242% prior to its removal from the Index in June. The primary relative contributor during the year was security selection in the Industrials sector, driven primarily by Fund holdings Sterling Infrastructure, Comfort Systems USA, and Aerovironment, which gained 112%, 129%, and 87% respectively.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	32.11	15.33	12.13
S&P 500 TR	38.02	15.27	13.00
Russell 2000 Growth Total Return	36.49	7.92	8.15
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress Small Cap Growth Fund	PAGE 1	TSR-AR-74316P728

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,209,745,489
Number of Holdings	40
Net Advisory Fee	$8,139,978
Portfolio Turnover	45%
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.0%
Sprouts Farmers Market, Inc.	3.5%
CSW Industrials, Inc.	3.3%
Knife River Corp.	3.1%
Ligand Pharmaceuticals, Inc.	3.1%
CommVault Systems, Inc.	3.0%
AeroVironment, Inc.	3.0%
LeMaitre Vascular, Inc.	2.9%
Merit Medical Systems, Inc.	2.9%
ICF International, Inc.	2.8%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	10.9%
Software	10.5%
Aerospace & Defense	5.5%
Pharmaceuticals	5.4%
Electronic Equipment, Instruments & Components	4.8%
Professional Services	4.6%
Specialty Retail	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Construction & Engineering	4.0%
Cash & Other	45.6%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-AR-74316P728

Congress Small Cap Growth Fund
Institutional Class | CSMCX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 406 bps and 438 bps, with returns of 32.43% and 32.11% for the Institutional and Retail Share classes respectively, compared with 36.49% for the Index. U.S. small cap equities gained supported by a stronger than expected economic backdrop, the Federal Reserve’s change in posture towards cutting interest rates, and enthusiasm for the growth impulse from Artificial Intelligence. The primary relative detractor for the Fund during the year was stock selection within the Information Technology sector, where the Fund did not own the largest Index constituent Super Micro Computer which gained 242% prior to its removal from the Index in June. The primary relative contributor during the year was security selection in the Industrials sector, driven primarily by Fund holdings Sterling Infrastructure, Comfort Systems USA, and Aerovironment, which gained 112%, 129%, and 87% respectively.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	32.43	15.62	12.42
S&P 500 TR	38.02	15.27	13.00
Russell 2000 Growth Total Return	36.49	7.92	8.15
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress Small Cap Growth Fund	PAGE 1	TSR-AR-74316P710

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,209,745,489
Number of Holdings	40
Net Advisory Fee	$8,139,978
Portfolio Turnover	45%
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.0%
Sprouts Farmers Market, Inc.	3.5%
CSW Industrials, Inc.	3.3%
Knife River Corp.	3.1%
Ligand Pharmaceuticals, Inc.	3.1%
CommVault Systems, Inc.	3.0%
AeroVironment, Inc.	3.0%
LeMaitre Vascular, Inc.	2.9%
Merit Medical Systems, Inc.	2.9%
ICF International, Inc.	2.8%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	10.9%
Software	10.5%
Aerospace & Defense	5.5%
Pharmaceuticals	5.4%
Electronic Equipment, Instruments & Components	4.8%
Professional Services	4.6%
Specialty Retail	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Construction & Engineering	4.0%
Cash & Other	45.6%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-AR-74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$22,850	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Congress Large Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Mid Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Small Cap Growth Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Congress Large Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Mid Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Small Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS FUNDS
Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund
Core Financial Statements
October 31, 2024

Congress Large Cap Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.6%
Howmet Aerospace, Inc.	88,400	$8,815,248
Biotechnology - 1.5%
Vertex Pharmaceuticals, Inc.(a)	17,325	8,246,354
Broadline Retail - 5.3%
Amazon.com, Inc.(a)	155,600	29,003,840
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	15,450	7,999,856
Moody’s Corp.	15,575	7,071,673
		15,071,529
Chemicals - 3.9%
Ecolab, Inc.	32,900	8,084,517
Sherwin-Williams Co.	35,875	12,870,874
		20,955,391
Commercial Services & Supplies - 1.2%
Cintas Corp.	32,800	6,750,568
Communications Equipment - 1.8%
Arista Networks, Inc.(a)	25,500	9,854,220
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	19,000	11,254,460
Consumer Staples Distribution & Retail - 4.3%
Costco Wholesale Corp.	26,900	23,515,442
Electrical Equipment - 2.4%
Eaton Corp. PLC	40,000	13,263,200
Entertainment - 1.1%
Netflix, Inc.(a)	8,100	6,123,843
Financial Services - 3.9%
Visa, Inc. - Class A	74,100	21,477,885
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.(a)	102,700	8,628,854
Intuitive Surgical, Inc.(a)	29,700	14,964,048
		23,592,902
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.(a)	172,000	9,592,440
Insurance - 1.7%
Arthur J Gallagher & Co.	33,775	9,497,530
Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	124,000	21,217,640
Alphabet, Inc. - Class C	29,500	5,094,355
Meta Platforms, Inc. - Class A	20,700	11,748,906
		38,060,901
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	13,300	7,266,056

	Shares	Value
Machinery - 1.4%
Parker-Hannifin Corp.	11,600	$7,355,212
Media - 1.1%
Trade Desk, Inc. - Class A(a)	47,975	5,767,075
Oil Gas & Consumable Fuels - 1.1%
Exxon Mobil Corp.	50,766	5,928,453
Pharmaceuticals - 5.5%
Eli Lilly & Co.	24,200	20,079,708
Zoetis, Inc.	54,200	9,689,876
		29,769,584
Semiconductors & Semiconductor Equipment - 8.9%
NVIDIA Corp.	240,500	31,928,780
NXP Semiconductors NV	48,900	11,467,050
Onto Innovation, Inc.(a)	26,200	5,196,246
		48,592,076
Software - 17.5%
Adobe, Inc.(a)	18,150	8,677,152
Intuit, Inc.	26,500	16,172,950
Microsoft Corp.	86,775	35,261,021
Palo Alto Networks, Inc.(a)	15,800	5,693,214
Roper Technologies, Inc.	5,250	2,823,082
Salesforce, Inc.	4,500	1,311,165
ServiceNow, Inc.(a)	12,150	11,335,829
Synopsys, Inc.(a)	27,000	13,867,470
		95,141,883
Specialty Retail - 6.8%
O’Reilly Automotive, Inc.(a)	11,700	13,491,738
The Home Depot, Inc.	45,475	17,905,781
TJX Cos., Inc.	48,900	5,527,167
		36,924,686
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	173,350	39,161,498
TOTAL COMMON STOCKS (Cost $214,464,297)		530,982,276
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 4.79%(b)	8,410,011	8,410,011
TOTAL SHORT-TERM INVESTMENTS (Cost $8,410,011)		8,410,011
TOTAL INVESTMENTS - 99.0% (Cost $222,874,308)		$539,392,287
Other Assets in Excess of Liabilities - 1.0%		5,687,166
TOTAL NET ASSETS - 100.0%		$545,079,453

The accompanying notes are an integral part of these financial statements.

1

Congress Large Cap Growth Fund
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Congress Mid Cap Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 3.1%
Curtiss-Wright Corp.	110,000	$37,945,600
Biotechnology - 2.2%
Halozyme Therapeutics, Inc.(a)	550,000	27,813,500
Broadline Retail - 2.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	325,000	29,844,750
Capital Markets - 8.1%
FactSet Research Systems, Inc.	67,000	30,422,020
MarketAxess Holdings, Inc.	115,000	33,283,300
Raymond James Financial, Inc.	250,000	37,055,000
		100,760,320
Commercial Services & Supplies - 2.6%
Copart, Inc.(a)	625,000	32,168,750
Construction & Engineering - 3.0%
EMCOR Group, Inc.	82,500	36,800,775
Consumer Staples Distribution & Retail - 6.2%
Casey’s General Stores, Inc.	110,000	43,342,200
US Foods Holding Corp.(a)	550,000	33,907,500
		77,249,700
Containers & Packaging - 2.7%
AptarGroup, Inc.	200,000	33,582,000
Distributors - 2.3%
Pool Corp.	77,000	27,846,280
Electrical Equipment - 2.4%
nVent Electric PLC	405,000	30,200,850
Electronic Equipment, Instruments & Components - 4.8%
Fabrinet(a)	125,000	30,121,250
Teledyne Technologies, Inc.(a)	65,000	29,595,800
		59,717,050
Energy Equipment & Services - 1.8%
Weatherford International PLC	285,000	22,515,000
Entertainment - 2.4%
Take-Two Interactive Software, Inc.(a)	182,014	29,435,304
Ground Transportation - 2.8%
Saia, Inc.(a)	70,000	34,202,700
Health Care Equipment & Supplies - 10.9%
Cooper Cos., Inc.(a)	300,000	31,404,000
Hologic, Inc.(a)	362,500	29,315,375
Penumbra, Inc.(a)	170,000	38,907,900
ResMed, Inc.	145,000	35,158,150
		134,785,425

	Shares	Value
Household Products - 2.2%
Church & Dwight Co., Inc.	277,500	$27,725,025
Insurance - 3.3%
Brown & Brown, Inc.	385,000	40,286,400
Life Sciences Tools & Services - 2.0%
West Pharmaceutical Services, Inc.	79,500	24,480,435
Machinery - 5.0%
Crane Co.	210,000	33,028,800
Watts Water Technologies, Inc. - Class A	150,000	28,588,500
		61,617,300
Professional Services - 3.5%
Booz Allen Hamilton Holding Corp.	235,000	42,690,100
Semiconductors & Semiconductor Equipment - 4.6%
Monolithic Power Systems, Inc.	36,000	27,334,800
Onto Innovation, Inc.(a)	150,000	29,749,500
		57,084,300
Software - 12.2%
Descartes Systems Group, Inc.(a)	300,000	31,179,000
Dynatrace, Inc.(a)	625,000	33,625,000
PTC, Inc.(a)	165,000	30,579,450
Qualys, Inc.(a)	202,501	24,146,219
SPS Commerce, Inc.(a)	193,000	31,845,000
		151,374,669
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	1,500,000	29,385,000
Valvoline, Inc.(a)	705,000	28,397,400
		57,782,400
Technology Hardware, Storage & Peripherals - 2.2%
Pure Storage, Inc. - Class A(a)	550,000	27,527,500
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp.(a)	199,000	32,017,110
TOTAL COMMON STOCKS (Cost $906,237,132)		1,237,453,243
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.79%(b)	2,874,330	2,874,330
TOTAL SHORT-TERM INVESTMENTS (Cost $2,874,330)		2,874,330
TOTAL INVESTMENTS - 100.2% (Cost $909,111,462)		$1,240,327,573
Liabilities in Excess of Other Assets - (0.2)%		(2,181,410)
TOTAL NET ASSETS - 100.0%		$1,238,146,163

The accompanying notes are an integral part of these financial statements.

3

Congress Mid Cap Growth Fund
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Congress Small Cap Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 5.5%
AeroVironment, Inc.(a)	170,000	$36,543,200
Moog, Inc. - Class A	160,000	30,176,000
		66,719,200
Banks - 2.5%
Ameris Bancorp	480,000	29,755,200
Biotechnology - 2.6%
Vericel Corp.(a)	700,000	30,828,000
Broadline Retail - 2.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	330,000	30,303,900
Building Products - 3.3%
CSW Industrials, Inc.	113,000	39,900,300
Capital Markets - 3.8%
Cohen & Steers, Inc.	200,000	19,754,000
PJT Partners, Inc. - Class A	190,000	26,402,400
		46,156,400
Chemicals - 2.4%
Balchem Corp.	170,000	28,446,100
Communications Equipment - 2.3%
Calix, Inc.(a)	800,000	28,304,000
Construction & Engineering - 4.0%
Sterling Infrastructure, Inc.(a)	310,000	47,879,500
Construction Materials - 3.1%
Knife River Corp.(a)	390,000	37,954,800
Consumer Staples Distribution & Retail - 3.5%
Sprouts Farmers Market, Inc.(a)	330,000	42,381,900
Diversified Consumer Services - 2.7%
Stride, Inc.(a)	350,000	32,648,000
Electronic Equipment, Instruments & Components - 4.8%
Badger Meter, Inc.	160,000	32,008,000
Crane NXT Co.	480,000	26,049,600
		58,057,600
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.(a)	1,115,000	27,206,000
Health Care Equipment & Supplies - 10.9%
Integer Holdings Corp.(a)	270,000	33,547,500
LeMaitre Vascular, Inc.	400,000	35,356,000
Merit Medical Systems, Inc.(a)	350,000	34,531,000
UFP Technologies, Inc.(a)	105,000	28,035,000
		131,469,500

	Shares	Value
Household Durables - 2.4%
Skyline Champion Corp.(a)	335,000	$29,557,050
Leisure Products - 2.0%
YETI Holdings, Inc.(a)	675,000	23,766,750
Machinery - 2.0%
Enpro, Inc.	170,000	24,753,700
Media - 2.1%
Criteo SA - ADR(a)	760,000	25,596,800
Oil, Gas & Consumable Fuels - 2.3%
SM Energy Co.	670,000	28,119,900
Personal Care Products - 1.5%
e.l.f Beauty, Inc.(a)	175,000	18,418,750
Pharmaceuticals - 5.4%
Ligand Pharmaceuticals, Inc.(a)	350,000	36,995,000
Prestige Consumer Healthcare, Inc.(a)	385,000	28,393,750
		65,388,750
Professional Services - 4.6%
FTI Consulting, Inc.(a)	115,000	22,434,200
ICF International, Inc.	200,000	33,718,000
		56,152,200
Semiconductors & Semiconductor Equipment - 4.3%
Nova Ltd.(a)	140,000	25,942,000
Power Integrations, Inc.	440,000	26,589,200
		52,531,200
Software - 10.5%
ACI Worldwide, Inc.(a)	620,000	30,504,000
Box, Inc. - Class A(a)	940,000	29,854,400
CommVault Systems, Inc.(a)	235,000	36,704,650
InterDigital, Inc.	200,000	30,088,000
		127,151,050
Specialty Retail - 4.4%
Boot Barn Holdings, Inc.(a)	230,000	28,646,500
Valvoline, Inc.(a)	620,000	24,973,600
		53,620,100
TOTAL COMMON STOCKS (Cost $926,525,006)		1,183,066,650

The accompanying notes are an integral part of these financial statements.

5

Congress Small Cap Growth Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.79%(b)	26,014,115	$26,014,115
TOTAL SHORT-TERM INVESTMENTS (Cost $26,014,115)		26,014,115
TOTAL INVESTMENTS - 99.9% (Cost $952,539,121)		1,209,080,765
Other Assets in Excess of Liabilities - 0.1%		664,724
TOTAL NET ASSETS - 100.0%		$1,209,745,489

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Congress Fund
Statements of Assets and Liabilities
October 31, 2024

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
ASSETS:
Investments, at value	$539,392,287	$1,240,327,573	$1,209,080,765
Receivable for investments sold	5,942,020	—	—
Interest receivable	34,523	51,521	103,744
Receivable for fund shares sold	52,897	347,781	2,122,618
Dividends receivable	23,414	166,950	161,120
Dividend tax reclaims receivable	—	2,572	—
Prepaid expenses and other assets	15,420	73,463	44,569
Total assets	545,460,561	1,240,969,860	1,211,512,816
LIABILITIES:
Payable to adviser	234,382	640,127	911,737
Payable for distribution fees	5,258	71,277	186,967
Payable for audit fees	25,749	25,750	25,749
Payable for shareholder servicing fees	61,940	193,592	116,261
Payable for fund administration fees	11,400	38,599	15,261
Payable for custodian fees	12,603	36,345	25,364
Payable for fund accounting fees	7,222	26,795	9,726
Payable for transfer agent fees and expenses	11,641	29,866	22,648
Payable for compliance fees	917	917	917
Interest payable	—	2,775	—
Payable for capital shares redeemed	—	1,738,970	444,918
Payable for expenses and other liabilities	9,996	18,684	7,779
Total liabilities	381,108	2,823,697	1,767,327
NET ASSETS	$545,079,453	$1,238,146,163	$1,209,745,489
Net Assets Consists of:
Paid-in capital	$197,464,310	$763,511,658	$970,587,388
Total distributable earnings	347,615,143	474,634,505	239,158,101
Total net assets	$545,079,453	$1,238,146,163	$1,209,745,489
Institutional Class
Net assets	$541,600,698	$1,201,277,748	$1,084,770,859
Shares issued and outstanding	11,268,872	46,255,363	24,329,141
Net asset value per share	$48.06	$25.97	$44.59
Retail Class
Net assets	$3,478,755	$36,868,415	$124,974,630
Shares issued and outstanding	72,950	1,465,099	3,224,342
Net asset value per share	$47.69	$25.16	$38.76
Cost:
Investments, at cost	$222,874,308	$909,111,462	$952,539,121

The accompanying notes are an integral part of these financial statements.

7

Congress Funds
Statements of Operations
For the Year Ended October 31, 2024

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$4,147,165	$6,330,548	$3,256,529
Less: Dividend withholding taxes	(29,750)	—	—
Less: Issuance fees	—	(642)	—
Interest income	332,990	905,264	1,151,500
Other income	930	1,508	1,232
Total investment income	4,451,335	7,236,678	4,409,261
EXPENSES:
Investment advisory fee	2,555,747	7,720,990	8,734,535
Sub-transfer agency fees	246,310	1,062,555	845,431
Fund administration fees	190,916	474,506	350,551
Transfer agent fees	143,998	344,705	318,760
Fund accounting fees	120,223	310,678	226,593
Custodian fees	46,984	125,697	96,810
Federal and state registration fees	37,543	6,774	78,055
Trustees’ fees	30,631	46,872	39,159
Audit fees	25,750	25,750	25,750
Legal fees	14,218	14,358	14,245
Reports to shareholders	13,745	52,322	75,073
Compliance fees	11,000	11,000	11,000
Distribution expenses - Retail Class	7,764	119,811	310,460
Interest expense	—	15,258	15,030
Other expenses and fees	31,727	60,891	39,487
Total expenses	3,476,556	10,392,167	11,180,939
Expense reimbursement by Adviser	—	—	(594,557)
Net expenses	3,476,556	10,392,167	10,586,382
Net investment income/(loss)	974,779	(3,155,489)	(6,177,121)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	31,654,543	158,726,654	30,807,109
Net realized gain	31,654,543	158,726,654	30,807,109
Net change in unrealized appreciation/(depreciation) on:
Investments	107,804,398	103,420,614	241,135,614
Foreign currency translation	—	(2)	—
Net change in unrealized appreciation	107,804,398	103,420,612	241,135,614
Net realized and unrealized gain	139,458,941	262,147,266	271,942,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 140,433,720	$ 258,991,777	$ 265,765,602

The accompanying notes are an integral part of these financial statements.

8

Congress Funds
Statements of Changes in Net Assets

	Congress Large Cap Growth Fund		Congress Mid Cap Growth Fund
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$974,779	$1,816,503	$(3,155,489)	$(1,603,380)
Net realized gain	31,654,543	14,945,889	158,726,654	93,875,967
Net change in unrealized appreciation/ (depreciation)	107,804,398	39,776,330	103,420,612	(70,730,385)
Net increase in net assets from operations	140,433,720	56,538,722	258,991,777	21,542,202
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(16,302,364)	(14,881,083)	(77,310,011)	(63,285,862)
Distributions to shareholders - Retail Class	(90,601)	(96,810)	(2,929,542)	(2,458,128)
Total distributions to shareholders	(16,392,965)	(14,977,893)	(80,239,553)	(65,743,990)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	24,850,276	22,963,568	234,972,523	288,226,051
Reinvestments - Institutional Class	14,084,697	12,768,251	52,241,331	45,025,248
Redemptions - Institutional Class	(40,419,046)	(34,768,435)	(386,209,498)	(355,355,432)
Subscriptions - Retail Class	1,048,630	738,819	13,327,556	13,079,613
Reinvestments - Retail Class	81,521	88,075	2,511,304	2,108,850
Redemptions - Retail Class	(861,949)	(1,251,523)	(26,798,692)	(14,826,751)
Net increase (decrease) in net assets from capital transactions	(1,215,871)	548,755	(109,955,476)	(21,742,421)
Net increase (decrease) in net assets	122,824,884	42,109,584	68,796,748	(65,944,209)
NET ASSETS:
Beginning of the year	422,254,569	380,144,985	1,169,349,415	1,235,293,624
End of the year	$ 545,079,453	$ 422,254,569	$ 1,238,146,163	$ 1,169,349,415
SHARES TRANSACTIONS
Subscriptions - Institutional Class	555,359	667,215	9,338,835	12,022,486
Reinvestments - Institutional Class	345,437	382,512	2,173,100	1,919,235
Redemptions - Institutional Class	(906,747)	(980,980)	(15,251,590)	(14,813,081)
Subscriptions - Retail Class	23,403	20,997	546,847	563,864
Reinvestments - Retail Class	2,011	2,653	107,597	92,170
Redemptions - Retail Class	(19,317)	(36,079)	(1,089,911)	(638,849)
Total increase/(decrease) in shares outstanding	146	56,318	(4,175,122)	(854,175)

The accompanying notes are an integral part of these financial statements.

9

Congress Funds
Statements of Changes in Net Assets(Continued)

	Congress Small Cap Growth Fund
	Year Ended October 31,	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment loss	$(6,177,121)	$(3,027,922)
Net realized gain/(loss)	30,807,109	(38,444,660)
Net change in unrealized appreciation	241,135,614	9,353,837
Net increase/(decrease) in net assets from operations	265,765,602	(32,118,745)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	491,771,719	509,950,536
Redemptions - Institutional Class	(285,139,108)	(156,129,210)
Subscriptions - Retail Class	32,152,912	44,853,460
Redemptions - Retail Class	(50,177,947)	(18,266,559)
Net increase in net assets from capital transactions	188,607,576	380,408,227
Net increase in net assets	454,373,178	348,289,482
NET ASSETS: Beginning of the year	755,372,311	407,082,829
End of the year	$ 1,209,745,489	$755,372,311
SHARES TRANSACTIONS
Subscriptions - Institutional Class	12,219,689	14,175,443
Redemptions - Institutional Class	(7,086,220)	(4,371,189)
Subscriptions - Retail Class	931,012	1,430,567
Redemptions - Retail Class	(1,424,334)	(591,209)
Total increase in shares outstanding	4,640,147	10,643,612

The accompanying notes are an integral part of these financial statements.

10

Congress Large Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$37.23	$33.69	$47.54	$37.89	$32.67
INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.16	0.16	0.08	0.10
Net realized and unrealized gain (loss) on investments(b)	12.19	4.72	(9.45)	12.87	7.60
Total from investment operations	12.28	4.88	(9.29)	12.95	7.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.20)	(0.06)	(0.10)	(0.16)
Net realized gains	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)
Total distributions	(1.45)	(1.34)	(4.56)	(3.30)	(2.48)
Net asset value, end of year	$48.06	$37.23	$33.69	$47.54	$37.89
Total return	33.69%	14.93%	−21.69%	36.50%	25.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$541,601	$419,784	$377,494	$501,760	$390,457
Ratio of expenses to average net assets	0.68%	0.69%	0.69%	0.68%	0.70%
Ratio of net investment income to average net assets	0.19%	0.44%	0.42%	0.18%	0.29%
Portfolio turnover rate	19%	22%	23%	19%	25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

11

Congress Large Cap Growth Fund
Financial Highlights
Retail Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$36.95	$33.43	$47.27	$37.71	$32.51
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.08	0.06	(0.03)	0.03
Net realized and unrealized gain (loss) on investments(b)	12.12	4.68	(9.40)	12.80	7.57
Total from investment operations	12.09	4.76	(9.34)	12.77	7.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	—	(0.01)	(0.08)
Net realized gains	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)
Total distributions	(1.35)	(1.24)	(4.50)	(3.21)	(2.40)
Net asset value, end of year	$47.69	$36.95	$33.43	$47.27	$37.71
Total return	33.39%	14.67%	−21.90%	36.14%	25.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,479	$2,471	$2,651	$4,048	$2,999
Ratio of expenses to average net assets	0.93%	0.94%	0.94%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.22%	0.17%	(0.07)%	0.08%
Portfolio turnover rate	19%	22%	23%	19%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

12

Congress Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$22.55	$23.44	$36.88	$24.75	$21.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.03)	(0.07)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	5.02	0.45	(9.37)	12.81	4.08
Total from investment operations	4.96	0.42	(9.44)	12.71	4.03
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.00)(c)
Net realized gains	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Total distributions	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Net asset value, end of year	$25.97	$22.55	$23.44	$36.88	$24.75
Total return	22.56%	1.57%	−28.37%	52.25%	19.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,201,278	$1,127,631	$1,192,170	$1,706,782	$1,242,661
Ratio of expenses to average net assets	0.80%(d)	0.79%	0.78%	0.79%	0.80%
Ratio of net investment loss to average net assets	(0.24)%	(0.12)%	(0.26)%	(0.30)%	(0.21)%
Portfolio turnover rate	49%	40%	16%	14%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Includes interest expense and LOC commitment expense of $14,716 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

Congress Mid Cap Growth Fund
Financial Highlights
Retail Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$21.95	$22.90	$36.20	$24.37	$21.65
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.09)	(0.13)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	4.87	0.45	(9.17)	12.58	4.02
Total from investment operations	4.75	0.36	(9.30)	12.41	3.92
LESS DISTRIBUTIONS FROM:
Net realized gains	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Total distributions	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Net asset value, end of year	$25.16	$21.95	$22.90	$36.20	$24.37
Total return	22.20%	1.34%	−28.54%	51.83%	18.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$36,868	$41,718	$43,123	$41,606	$24,756
Ratio of expenses to average net assets	1.05%(c)	1.04%	1.03%	1.04%	1.05%
Ratio of net investment loss to average net assets	(0.49)%	(0.37)%	(0.50)%	(0.56)%	(0.46)%
Portfolio turnover rate	49%	40%	16%	14%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Includes interest expense of $542 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

Congress Small Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$33.67	$34.19	$49.69	$30.76	$29.25
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.23)	(0.17)	(0.23)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments(b)	11.15	(0.35)	(8.46)	21.83	3.97
Total from investment operations	10.92	(0.52)	(8.69)	21.50	3.79
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	(6.81)	(2.57)	(2.28)
Total distributions	—	—	(6.81)	(2.57)	(2.28)
Net asset value, end of year	$44.59	$33.67	$34.19	$49.69	$30.76
Total return	32.43%	−1.52%	−19.95%	73.96%	13.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,084,771	$646,291	$321,105	$127,289	$42,986
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.06%(c)	1.07%	1.10%	1.14%	1.24%
After expense reimbursement/ recoupment	1.00%(c)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.57)%	(0.46)%	(0.64)%	(0.78)%	(0.62)%
Portfolio turnover rate	45%	32%	23%	50%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Includes interest expense of $13,214 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

15

Congress Small Cap Growth Fund
Financial Highlights
Retail Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$29.34	$29.87	$44.39	$27.78	$26.69
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.29)	(0.22)	(0.29)	(0.39)	(0.22)
Net realized and unrealized gain (loss) on investments(b)	9.71	(0.31)	(7.42)	19.57	3.59
Total from investment operations	9.42	(0.53)	(7.71)	19.18	3.37
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	(6.81)	(2.57)	(2.28)
Total distributions	—	—	(6.81)	(2.57)	(2.28)
Net asset value, end of year	$38.76	$29.34	$29.87	$44.39	$27.78
Total return	32.11%	−1.77%	−20.15%	73.51%	13.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$124,975	$109,081	$85,978	$88,979	$45,691
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.31%(c)	1.32%	1.34%	1.39%	1.49%
After expense reimbursement/ recoupment	1.25%(c)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.82)%	(0.70)%	(0.88)%	(1.03)%	(0.86)%
Portfolio turnover rate	45%	32%	23%	50%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Includes interest expense of $1,816 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.
The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.
Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Congress Asset Management Company, LLP (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

17

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024. See the Schedules of Investments for industry breakouts.
Large Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$530,982,276	$ —	$ —	$530,982,276
Short-Term Investments	8,410,011	—	—	8,410,011
Total Investments in Securities	$539,392,287	$—	$—	$539,392,287

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,237,453,243	$ —	$ —	$1,237,453,243
Short-Term Investments	2,874,330	—	—	2,874,330
Total Investments in Securities	$1,240,327,573	$—	$—	$1,240,327,573

Small Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,183,066,650	$ —	$ —	$1,183,066,650
Short-Term Investments	26,014,115	—	—	26,014,115
Total Investments in Securities	$1,209,080,765	$—	$—	$1,209,080,765

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

18

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the year ended October 31, 2024, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carryover		Post-October Losses
	ST	LT	Capital	Ordinary Late Year Loss
Large Cap Growth	$ —	$ —	$ —	$ —
Mid Cap Growth	—	—	—	2,607,279
Small Cap Growth	11,752,621	—	—	5,630,922

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

19

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the following adjustments were made[1]:

	Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
Large Cap Growth	$(803,452)	$803,452
Mid Cap Growth	(10,608,419)	10,608,419
Small Cap Growth	3,354,293	(3,354,293)

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the year ended October 31, 2024, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

20

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the year ended October 31, 2024, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.
The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.
The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.
Small Cap Growth:

Expiration	Amount
October 31, 2025	$296,189
October 31, 2026	451,362
October 31, 2027	594,557
$1,342,108

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the year ended October 31, 2024 and had no previously-waived fees available for reimbursement.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2024, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class. The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2024, are disclosed in the Statements of Operations.
Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2024, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

21

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2024, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$94,647,735	$120,473,620
Mid Cap Growth	620,021,616	803,091,322
Small Cap Growth	642,653,715	456,318,628

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended October 31, 2024, and the year ended October 31, 2023 as applicable, were as follows:
Large Cap Growth:

	2024	2023
Distributions paid from:
Ordinary income	$2,056,902	$2,208,117
Long-term capital gain[1]	14,336,063	12,769,776
	$ 16,392,965	$ 14,977,893

Mid Cap Growth:

	2024	2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	80,239,553	65,743,990
	$ 80,239,553	$ 65,743,990

Small Cap Growth:

	2024	2023
Distributions paid from:
Ordinary income	$ —	$ —
Long-term capital gain[1]	—	—
	$—	$—

1 Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

22

Congress Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2024, were as follows2:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Cost of investments	$ 222,874,308	$909,100,870	$ 952,539,121
Gross tax unrealized appreciation	317,508,106	358,801,019	290,080,465
Gross tax unrealized depreciation	(990,127)	(27,574,356)	(33,538,821)
Net unrealized appreciation (depreciation)	316,517,979	331,226,663	256,541,644
Undistributed ordinary income	246,095	—	—
Undistributed long-term capital gain	30,851,069	146,015,121	—
Total distributable earnings	31,097,164	146,015,121	—
Other accumulated gains (losses)	—	(2,607,279)	(17,383,543)
Total distributable (accumulated) earnings (losses)	$ 347,615,143	$474,634,505	$ 239,158,101

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2024, was as follows:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Maximum available credit	$30,000,000	$30,000,000	$30,000,000
Largest amount outstanding on an individual day	—	15,224,000	6,804,000
Average balance when in use	—	3,669,200	2,474,722
Loan outstanding as of October 31, 2024	—	—	—
Average interest rate when in use	—	8.50%	8.50%

Interest expense for the year ended October 31, 2024, is disclosed in the Statements of Operations, if applicable.

23

Congress Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 27, 2024

24

Congress Funds
Approval of Investment Advisory Agreement (Unaudited)
CONGRESS LARGE CAP GROWTH FUND
CONGRESS MID CAP GROWTH FUND
CONGRESS SMALL CAP GROWTH FUND
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”). At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, and five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, and five-year periods and outperformed for the ten-year period. The Board also considered that the Fund outperformed its broad-based securities market benchmark for the one-year period and underperformed for the three-, five-, and ten-year periods. The Board additionally considered the Fund’s underperformance compared to the Advisor’s large cap growth composite for the one-, three- and five-year periods and outperformance for the ten-year period and that such differences were not significant.

25

Congress Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
For the Congress Mid Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year period and outperformed for the three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year period and outperformance for the three-, five-, and ten-year periods. The Board additionally considered the Fund’s outperformance compared to the Advisor’s mid cap growth composite for the one-, three- and five-year periods.
For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board additionally considered the Fund’s outperformance compared to the Advisor’s small cap growth composite for the one- and five-year periods and underperformance for the three-year period and that such differences were not significant.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”), and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s its net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were above the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap

26

Congress Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Growth Fund, the annual expense ratio for each Fund had declined to levels below the respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds. The Board considered any additional materials benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

27

Congress Funds
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended October 31, 2024, was as follows:

Congress Large Cap Growth Fund	0.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.congressasset.com.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (888) 688-1299.

28

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/10/2025

* Print the name and title of each signing officer under his or her signature.